3) Risk Management (Details 22) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income
Interest and similar income	R$ 101,353	R$ 72,246	R$ 87,994
Net trading gains/(losses) realized and unrealized	(366,167)	(397,142)	(438,516)
Total	(264,814)	(324,896)	(350,522)
Financial assets at fair value through profit or loss [Member]
Gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income
Interest and similar income	9,230	54,132
Net trading gains/(losses) realized and unrealized	1,341	(85,905)
Total	10,571	(31,773)
Financial assets at fair value through other comprehensive income [Member]
Gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income
Interest and similar income	92,123	18,114
Net trading gains/(losses) realized and unrealized	(367,508)	(311,237)
Total	R$ (275,385)	R$ (293,123)
Financial assets held for trading [member]
Gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income
Interest and similar income			8,415
Net trading gains/(losses) realized and unrealized			15,727
Total			24,142
Financial assets available for sale [member]
Gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income
Interest and similar income			79,579
Net trading gains/(losses) realized and unrealized			(454,243)
Total			R$ (374,664)